Provisions	12 Months Ended
Dec. 31, 2017
Provisions
Provisions

21Provisions

Accounting policy

Provisions for tax, civil, labor, environmental and legal claims

Provisions for legal claims (labor, civil, tax and environmental) are recognized when: (i) the Company has a present legal or constructive obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) the amount can be reliably estimated. Provisions do not include future operating losses.

Where there is a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of the expenditure expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as “Financial expenses”.

Asset retirement obligation

The Company recognizes a provision for environmental restoration and for the closure of operating units that correspond to its legal obligation to restore the environment at the termination of its operations.

Provision is made for asset retirement, restoration and environmental costs when the obligation occurs, based on the net present value of estimated future costs with, where appropriate, probability weighting of the different remediation and closure scenarios. The ultimate cost of closedown and restoration is uncertain, and management uses its judgment and experience to determine the potential scope of rehabilitation work required and to provide for the costs associated with that work. Adjustments are made to provisions when the range of possible outcomes becomes sufficiently narrow to permit reliable estimation.

Cost estimates can vary in response to many factors including: changes to the relevant legal or local/national government ownership requirements and any other commitments made to stakeholders; review of remediation and relinquishment options; the emergence of new restoration techniques and the effects of inflation. Experience gained at other mine or production sites is also a significant consideration, although elements of the restoration and rehabilitation of each site are relatively unique to the site and, in some cases, there may be relatively limited restoration and rehabilitation activity and historical precedent against which to benchmark cost estimates. External experts support the cost estimation process where appropriate.

Cost estimates are updated throughout the life of the operation aligned with Internal Policies and these Internal Policies themselves are also subject to periodical updates to maintain these in line with international best practices. The expected timing of expenditure included in cost estimates can also change, for example in response to changes to expectations relating to ore reserves and mineral resources, production rates, operating licenses or economic conditions. Expenditure may occur before and after closure and can continue for an extended period of time depending on the specific site requirements. Some expenditure can continue into perpetuity. In such cases, the provision for these ongoing costs may be restricted to a period for which the costs can be reliably estimated.

On the date of initial recognition of the liability that arises from this obligation, discounted to present value using a risk free rate, the same amount is simultaneously charged to property, plant and equipment in the balance sheet. The selection of appropriate sources on which to base the calculation of the risk-free discount rate used for such retirement, restoration and environmental obligations requires judgment. Subsequently, the liability is increased in each period to reflect the finance cost considered in the initial measurement of the discount. Additionally, the capitalized cost is depreciated based on the useful life of the related asset. Upon settlement of the liability, the Group entities recognize any profit or loss that may arise.

Any reduction in this provision and, therefore, any reduction in the related asset, exceeding the carrying amount of the asset, are immediately recognized in the income statement as “operating costs”.

As a result of all of the above factors, there could be significant adjustments to the provision for close-down, restoration and environmental costs which would affect future financial results.

Judicial deposits

Judicial deposits are presented on a net basis in “Provisions” when there is a corresponding provision. The deposits without corresponding provisions are presented in non-current assets.

Critical accounting estimates and judgments

(i)Asset retirement obligations

The Company recognizes an obligation based on the fair value of the operations of asset retirement in the period in which the obligation occurs with a corresponding entry to the respective property, plant and equipment. The Company considers the accounting estimates related to the recovery of degraded areas and the costs to close a mine as critical accounting estimates since it involves a provision of significant amounts, and these estimates involve several assumptions such as interest rates, inflation, useful lives of the assets, costs to be incurred in the future and the dates established for the life of each mine. These estimates are reviewed annually by the Company.

(ii)            Tax, civil, labor and environmental provisions

The Company’s subsidiaries are parties to ongoing labor, civil, tax and environmental lawsuits which are pending at different court levels. The provisions for potentially unfavorable outcomes of litigation in progress are established and updated based on management evaluation, as supported by the positions of external legal counsel, and require a high level of judgment regarding the matters involved.

(a)Analysis

	2017							2016
			Judicial provision
	Asset Retirement Obligation (i)	Environmental Obligation (i)	Tax (ii)	Labor	Civil	Environmental	Total	Total
Balance at the beginning of the year	159,117	80,016	26,299	11,773	15,415	4,259	296,879	197,359
Present value adjustment	846	3,808					4,654	2,617
Additions	4,303	16,843	4,503	11,765	5,832	4,570	47,816	104,749
Reversals	—	(13,176)	(14,569)	(10,359)	(63)	(3,852)	(42,019)	(11,794)
Judicial deposits, net of write-off	—	—	695	3,358	(778)	—	3,275	(6,530)
Write-off	(5,068)	(3,847)	(2,932)	(3,703)	(2,508)	(608)	(18,666)	(7,678)
Interest and indexation	—	—	4,429	3,818	341	234	8,822	4,926
Exchange variation	(2,520)	191	150	(231)	81	(38)	(2,367)	16,416
Companies excluded from the consolidation	(1,022)	—	—	—	—	—	(1,022)	—
Cost and interest revision	43,789	—	—	—	—	—	43,789	(3,186)

Balance at the end of the year	199,445	83,835	18,575	16,421	18,320	4,565	341,161	296,879

Current	—	14,641	—	—	—	—	14,641	—
Non-current	199,445	69,194	18,575	16,421	18,320	4,565	326,520	296,879

	199,445	83,835	18,575	16,421	18,320	4,565	341,161	296,879

(i)

In 2017, the Company conducted an update of its asset retirement obligations and potential environmental obligations. As a result of this study, which included the review of the timing of estimated disbursements, the Company recorded for Brazilian operations an additional asset retirement obligations in the amount of US$ 43,789, (US$ 38,541 related to cost revision and US$ 5,248 related to interest revision), and additional environmental obligations of US$ 16,843. For the new operation in Ambrosia, the Company recorded asset retirement obligations in the amount of US$ 4,227.

(ii)

The reversal of the tax provision in the amount of US$ 14,569 during the year ended December 31, 2017 relates to a favorable judicial pronouncement for the exclusion of ICMS (tax levied over the sale of goods) from the calculation basis of PIS and COFINS (taxes levied over revenues).

(b)Asset retirement obligations

As these are long term obligations, they are revised periodically for inflation and discounted to their present value, using nominal interest rates. The liability recognized is adjusted periodically based on these rates and revised for inflation.

At December 31, 2017, the interest rate forecast for Peru was between 1.47% to 2.45% (2016: 0.50% to 2.45%) and for Brazil was 7.83% (2016: 8.47%).

The increase of 1% in the interest rate would reduce the liability related to Peruvian operations by US$ 1,235 and would reduce the liability related to Brazilian operations by US$ 7,996, totaling a reduction of US$ 8,131. The decrease of 1% in the interest rate would increase the liability related to Peruvian operations by US$ 564 and would increase the liability related to Brazilian operations in US$ 8,961, totaling a reduction of US$ 9,525.

(c)Tax, civil, labor and environmental provisions

The Company’s subsidiaries are parties to tax, civil, labor and environmental ongoing lawsuits and are contesting these matters at both at the administrative and judicial levels, backed by judicial deposits, when applicable.

The amounts of contingencies are periodically estimated and updated. The classification of losses as probable, possible or remote is supported by the advice of the Company’s legal counsel.

The provisions and the corresponding judicial deposits are as follow:

	2017				2016
	Judicial deposits	Provision	Net amount	Outstanding judicial deposits (i)	Judicial deposits	Provision	Net amount	Outstanding judicial deposits (i)
Tax	(2,318)	20,893	18,575	3,130	(2,232)	28,531	26,299	5,158
Labor	(4,765)	21,186	16,421	7,408	(8,116)	19,889	11,773	8,994
Civil	(758)	19,078	18,320	23	(3)	15,418	15,415	8
Environmental	—	4,565	4,565	388	—	4,259	4,259	—

	(7,841)	65,722	57,881	10,949	(10,351)	68,097	57,746	14,160

(i)

The Company’s subsidiaries have deposited with the courts the above amounts in relation to proceedings classified by the Company, supported by its legal advisors as having a possible or remote possibility of loss, and which therefore, are not subject to provisions.

(d)Comments on provision with likelihood of loss considered probable

(i)            Provision for tax contingencies

Refers to the tax proceedings, with a probable likelihood of loss relating to federal, state and municipal taxes.

(ii)           Provision for civil contingencies

The Company’s subsidiaries are parties to civil lawsuits involving claims for compensation for property damage and pain and suffering.

(iii)          Labor lawsuits

The Company’s subsidiaries are parties to labor lawsuits filed by former employees, third parties and labor unions mostly claiming the payment of indemnities on dismissals, health hazard premiums and hazardous duty premiums, overtime, and commuting hours, as well as indemnity claims by former employees and third parties based on alleged occupational illnesses, work accidents, property and personal damage, in ordinary courts under Constitutional Amendment 45 and normative clauses. Our main court is in Minas Gerais — Brazil.

(iv)          Provisions for environmental contingencies

The Company and its subsidiaries are subject to laws and regulations in the various countries in which they operate. The Company has established policies and procedures to comply with environmental laws.

The Company performs analyses on a regular basis to identify environmental legal risks so as to ensure that the systems in place are adequate to manage these risks.

Moreover, the environmental litigation of the Company and its subsidiaries consists basically of civil public actions to interrupt the environmental licensing for manufacturing units and indemnity actions for alleged environmental impacts arising from the Company’s activities.

(e)Litigation with likelihood of loss considered possible

The Company’s subsidiaries are parties to other litigation involving a risk of possible loss, for which no provision is recorded, as detailed below:

	2017	2016
Tax	125,438	94,076
Labor	46,402	55,278
Civil	24,911	28,185
Environmental	133,851	130,549

	330,602	308,088

(e.1)Comments on contingent tax liabilities with likelihood of loss considered possible

The main contingent liabilities relating to tax lawsuits in progress with a likelihood of loss considered possible, for which no provision was recorded, are discussed below.

(i)Compensation for exploration for mineral resources

The subsidiary NEXA BR has had various tax assessment notices issued by the National Department of Mineral Production for alleged failure to pay or underpayment of Financial Compensation for the Exploration of Mineral Resources (CFEM). At December 31, 2017, the amount under litigation totaled US$ 8,799, considered a possible loss.

Currently, the lawsuits are at the administrative or judicial levels.

In the opinion of management and independent legal advisors, the procedure adopted by the Company is in conformity with the legislation and, for this reason, it is not considered probable that the Company will lose these lawsuits.

(ii)Tax assessment notice - Disallowance of ICMS credits arising from the acquisition of property, plant and equipment

In October 2011, in December 2013 and in January 2015, the subsidiary NEXA BR was assessed by the Secretary of Finance of the State of Minas Gerais concerning ICMS credits arising from the acquisition of property, plant and equipment allegedly not connected with the Company’s activities.

The administrative process ended in December 2016 with a partially favorable decision. This tax assessment notice amounted to US$ 10,273 at December 31, 2017.

In the opinion of management and independent legal advisors, it is considered possible that the subsidiary NEXA BR will lose the judicial proceeding.

(iii)Tax assessment notice — Disallowance of PIS credits

In May 2014, the subsidiary NEXA BR was assessed by the Brazilian Internal Revenue Service concerning PIS credits. This tax assessment notice amounted to US$ 8,143 at December 31, 2017. Currently the proceedings are at the administrative level.

In the opinion of management and the independent legal advisors, it is considered possible that the subsidiary NEXA BR will lose the administrative proceeding.

(iv)Tax assessment — Income taxes and social contribution

In October 2011, the subsidiary NEXA BR was assessed by the Brazilian Internal Revenue Service concerning IRPJ and CSLL related to the compensation of tax losses. This tax assessment notice amounted to US$ 5,891 at December 31, 2017. Currently the process is at the administrative level.

In the opinion of management and the independent legal advisors, it is considered possible that the subsidiary NEXA BR will lose the administrative proceeding.

(v)Tax assessment notice — Disallowance of COFINS credits

In November 2007, the subsidiary NEXA BR was assessed by the Brazilian Internal Revenue Service concerning COFINS credits. This tax assessment notice amounted to US$ 5,534 at December 31, 2017. Currently the lawsuit is at the judicial level.

In the opinion of management and the independent legal advisors, it is considered possible that the subsidiary NEXA BR will lose the judicial proceeding.

(vi)Requirement of Value-added Tax on Sales and Services (ICMS) on Energy

In December 2016, the subsidiary NEXA BR received a collection notice for alleged ICMS debts on the energy. This tax assessment notice amounted to US$ 5,236 at December 31, 2017. Currently the process is at the administrative level.

In the opinion of management and the independent legal advisors, it is considered possible that the subsidiary NEXA BR will lose the administrative proceeding.

(vii)Requirement of Value-added Tax on Sales and Services (ICMS)

In November 2017, the subsidiary NEXA BR was assessed by the Secretary of Finance of the State of Minas Gerais concerning ICMS tax rate of 4% applied in interstate sales of manufactured goods with imported content of more than 40%. This tax assessment notice amounted to US$ 9,842 at December 31, 2017. Currently the process is at the administrative level.

In the opinion of management and the independent legal advisors, it is considered possible that the subsidiary NEXA BR will lose the administrative proceeding.

(e.2)Comments on contingent labor liabilities with likelihood of loss considered possible

Labor claims with a likelihood of loss considered possible include those filed by former employees, third parties and labor unions, mostly claiming the payment of indemnities on dismissals, health hazard premiums and hazardous duty premiums, overtime and commuting hours, as well as indemnity claims by former employees and third parties based on alleged occupational illnesses and work accidents.

(e.3)Comments on contingent civil liabilities with likelihood of loss considered possible

The Company has two contingent civil liabilities with a likelihood of loss considered possible:

Indemnity lawsuits have been filed against the subsidiary NEXA BR, alleging property damage and pain and suffering. NEXA BR filed its defense and it is awaiting judgment. The amount involved at December 31, 2017 was US$ 11,690.

A claim relating to an alleged default of NEXA BR (construction owner) related to the services provided for the construction of a tailings dam in the Juiz de Fora unit, also claiming: (i) the execution of extra-contractual services performed beyond the initial scope of the project, (ii) reimbursement of the costs incurred to accelerate the work and, finally, (iii) financial losses that allegedly arose due to NEXA BR’s default on the contract, which were never pointed out by the Plaintiff during the business relationship (or during the contract execution). Currently, a court expert investigation is underway. The amount involved at December 31, 2017 was US$ 2,016.

(e.4)Comments on contingent environmental liabilities with likelihood of loss considered possible

The environmental litigation of the Company’s subsidiaries basically relate to public civil actions, class actions and indemnity lawsuits, whose objectives are: the suspension of the environmental licensing, the recovery of areas of permanent preservation, and the decontamination of land, among other matters. In the event of an unfavorable outcome, the cost of the preparation of environmental studies and the cost of the recovery of the Company’s and its subsidiaries’ land have been estimated. The aforementioned costs are recorded as expenses in the income statement as they are incurred. The possible demands relate basically to indemnity lawsuits. The Company’s subsidiaries filed their defenses, fully contesting the plaintiffs’ allegations. Most environmental lawsuits with material amounts and classified as possible are in the fact-finding phase.